Income taxes (Tables)	9 Months Ended
Sep. 30, 2013
Components of the provision for income taxes

Components of the provision for income taxes consist of the following:

	For the Nine Months Ended September 30,
	2013	2012
Current:
Federal	$8,007	$—
State and local	1,564	—
Foreign	320	822

Total	9,891	822

Deferred:
Federal	7,027	—
State and local	228	—

Total	7,255	—

Income tax expense	$17,146	$822

Components of deferred tax assets

Net deferred tax assets comprise the following:

	As of September 30, 2013	As of December 31, 2012
Deferred tax assets:
Step-up of tax basis (1)	$61,562	$—
Contingent value rights (2)	1,191	—
Other (3)	2,001	—

Total deferred tax assets	64,754	—
Less: valuation allowance (4)	—	—

Net deferred tax assets	$64,754	$—

(1)	Represents the unamortized step-up of tax basis from the H&F Corp Merger and the purchase of Class A common units by APAM.
(2)	The initial establishment of the CVR liability at the time of the IPO was recorded through equity. For tax purposes, this liability will result in a tax benefit when the CVRs are settled.
(3)	Represents the net deferred tax assets associated with the H&F Corp Merger and other miscellaneous deferred tax assets.
(4)	We assessed whether the deferred tax assets would be realizable and determined based on our history of taxable income that the benefits would more likely than not be realized. Accordingly, no valuation allowance is required.